CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIENCY) - USD ($)	Total		Common Shares	Warrants	Contributed Surplus	Accumulated Other Comprehensive Loss	Deficit
Equity at beginning of period at Dec. 31, 2014	$ (368,696)		$ 3,510,527	$ 421,796	$ 681,600	$ (216,001)	$ (4,766,618)
Number of shares outstanding at beginning of period at Dec. 31, 2014			69,927,638
Private placement shares issued	9,782,712		$ 9,782,712	0	0	0	0
Number of Private placement shares issued			22,322,727
Financing issuance costs	(930,761)		$ (930,761)	0	0	0	0
Fair value of broker unit options	0		(751,489)	0	751,489	0	0
Corporate advisory fee units	0		$ 0	0	0	0	0
Number of Corporate Advisory fee units			661,591
Stock options exercised	47,046		$ 58,093	0	(11,047)	0	0
Number of Stock Options Exercised			524,500
Warrants exercised	2,903,640		$ 2,903,640	0	0	0	0
Number of Warrants exercised			7,697,800
Hip Digital acquisition shares issued	2,174,571		$ 2,174,571	0	0	0	0
Number of Hip Digital acquisition shares issued			3,921,679
Hip Digital employee shares issued	224,997		$ 224,997	0	0	0	0
Number of Hip Digital employee shares issued			697,780
Stock-based compensation	1,889,285		$ 0	0	1,889,285	0	0
Cumulative translation adjustment	(818,409)	[1]	0	0	0	(818,409)	0
Net loss for the year	(3,612,667)	[1]	$ 0	0	0	0	(3,612,667)
Number of shares outstanding at end of period at Dec. 31, 2015			105,753,715
Equity at end of period at Dec. 31, 2015	11,291,718		$ 16,972,290	421,796	3,311,327	(1,034,410)	(8,379,285)
Private placement shares issued	5,275,554		$ 5,275,554	0	0	0	0
Number of Private placement shares issued			22,323,334
Financing issuance costs	(72,980)		$ (72,980)	0	0	0	0
Stock options exercised	14,600		$ 14,600	0	0	0	0
Number of Stock Options Exercised			100,000
Warrants exercised	40,898		$ 40,898	0	0	0	0
Number of Warrants exercised			158,000
Hip Digital acquisition shares issued	393,801		$ 393,801	0	0	0	0
Number of Hip Digital acquisition shares issued			3,033,813
Hip Digital employee shares issued	191,484		$ 191,484	0	0	0	0
Number of Hip Digital employee shares issued			1,167,813
Stock-based compensation	926,121		$ 0	0	926,121	0	0
Cumulative translation adjustment	(365,198)		0	0	0	(365,198)	0
Net loss for the year	(8,572,722)		$ 0	0	0	0	(8,572,722)
Number of shares outstanding at end of period at Dec. 31, 2016			132,536,675
Equity at end of period at Dec. 31, 2016	9,123,276		$ 22,815,647	421,796	4,237,448	(1,399,608)	(16,952,007)
Private placement shares issued	3,375,076		$ 3,375,076	0	0	0	0
Number of Private placement shares issued			45,000,000
Financing issuance costs	(19,927)		$ (19,927)	0	0	0	0
Stock options exercised	15,888		$ 15,888	0	0	0	0
Number of Stock Options Exercised			200,000
Stock-based compensation	560,093		$ 0	0	560,093	0	0
Cumulative translation adjustment	139,930		0	0	0	139,930	0
Net loss for the year	(4,443,871)		$ 0	0	0	0	(4,443,871)
Number of shares outstanding at end of period at Dec. 31, 2017			177,736,675
Equity at end of period at Dec. 31, 2017	$ 8,750,465		$ 26,186,684	$ 421,796	$ 4,797,541	$ (1,259,678)	$ (21,395,878)

[1]	(Note 11)